SUPPLEMENT DATED FEBRUARY 3, 2010
TO
PROSPECTUSES DATED APRIL 25, 2007
FOR
FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

This supplement contains information about the Goldman Sachs Growth and Income Fund.

On April 30, 2010, the Goldman Sachs Growth and Income Fund will change its name to Goldman Sachs Large Cap Value Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

FVUL, SVUL (Goldman Sachs) 2010